Segmented Information - Schedule of non-current tangible assets (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Plant and equipment	$ 87,228,302	$ 177,542,744
ROU Asset	10,973,183	12,587,882
Non-current tangible assets	98,201,485	190,130,626
Canada [Member]
Disclosure of operating segments [line items]
Plant and equipment	50,385,806	89,480,975
ROU Asset	4,157,475	5,370,052
Non-current tangible assets	54,543,281	94,851,027
Sweden [Member]
Disclosure of operating segments [line items]
Plant and equipment	31,544,383	84,501,305
ROU Asset	6,682,914	7,036,748
Non-current tangible assets	38,227,297	91,538,053
Iceland [Member]
Disclosure of operating segments [line items]
Plant and equipment	4,357,184	3,560,464
ROU Asset	0	0
Non-current tangible assets	4,357,184	3,560,464
Switzerland [Member]
Disclosure of operating segments [line items]
Plant and equipment	0	0
ROU Asset	0	0
Non-current tangible assets	0	0
Bermuda [Member]
Disclosure of operating segments [line items]
Plant and equipment	940,929	0
ROU Asset	132,794	181,082
Non-current tangible assets	$ 1,073,723	$ 181,082